Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, shares at Dec. 31, 2017		124,273,548
Beginning balance, value at Dec. 31, 2017		$ 124,274	$ 47,901,532	$ (40,843,568)	$ (77,344)	$ 7,104,894
Net income (loss)				(4,877,380)		(4,877,380)
Change in foreign currency translation					(75,910)	(75,910)
Adjustment due to the adoption of ASC 606				263,741		263,741
Issuance of common stock in connection with sales made under private offerings, shares		3,854,869
Issuance of common stock in connection with sales made under private offerings, value		$ 3,855	604,863			608,718
Issuance of common stock in connection with the exercise of common stock purchase warrants, shares		256,455
Issuance of common stock in connection with the exercise of common stock purchase warrants, value		$ 256	61,244			61,500
Issuance of common stock as compensation to employees, officers and/or directors, shares		1,200,321
Issuance of common stock as compensation to employees, officers and/or directors, value		$ 1,200	457,618			458,818
Issuance of common stock in exchange for consulting, professional and other services, shares		2,385,505
Issuance of common stock in exchange for consulting, professional and other services, value		$ 2,386	822,784			825,170
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, shares		3,995,304
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, value		$ 3,995	1,317,381			1,321,376
Issuance of common stock in connection with the issuance of convertible note(s), shares		1,432,653
Issuance of common stock in connection with the issuance of convertible note(s), value		$ 1,433	522,168			523,601
Issuance of common stock in connection with the amendment of terms of promissory note(s), shares		805,000
Issuance of common stock in connection with the amendment of terms of promissory note(s), value		$ 805	481,445			482,250
Issuance of common stock in connection with the acquisition of a business, shares		150,000
Issuance of common stock in connection with the acquisition of a business, value		$ 150	52,350			52,500
Conversion of convertible debentures and accrued interest into common stock, shares		200,000
Conversion of convertible debentures and accrued interest into common stock, value		$ 200	29,800			30,000
Recognition of beneficial conversion features related to convertible notes			801			801
Stock-based compensation expense related to stock options			2,300			2,300
Ending balance, shares at Dec. 31, 2018		138,553,655
Ending balance, value at Dec. 31, 2018		$ 138,554	52,254,286	(45,457,207)	(153,254)	6,782,379
Net income (loss)				(3,636,201)		(3,636,201)
Change in foreign currency translation					25,739	25,739
Issuance of Series A preferred stock in connection with sales made under private offerings, shares
Issuance of Series A preferred stock in connection with sales made under private offerings, value			410,226			411,151
Issuance of common stock in connection with sales of Series A preferred stock, shares		4,625,000
Issuance of common stock in connection with sales of Series A preferred stock, value		$ 4,625	509,224			513,849
Beneficial conversion feature related to preferred stock			231,050			231,050
Deemed dividend on conversion of convertible preferred stock to common stock			(231,050)			(231,050)
Accretion of Series A preferred stock			509,849			509,849
Deemed dividend on accretion of Series A preferred stock			(509,849)			(509,849)
Issuance of common stock in exchange for consulting, professional and other services, shares		2,664,058
Issuance of common stock in exchange for consulting, professional and other services, value		$ 2,664	604,132			606,796
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, shares		564,833
Issuance of common stock in connection with the amendment of terms of promissory note(s), shares		800,000
Issuance of common stock in connection with the amendment of terms of promissory note(s), value		$ 800	219,200			220,000
Recognition of beneficial conversion features related to convertible notes			51,730			51,730
Ending balance, shares at Sep. 30, 2019		152,317,806
Ending balance, value at Sep. 30, 2019		$ 152,318	54,959,981	(49,093,408)	(127,515)	5,892,301
Beginning balance, shares at Dec. 31, 2018		138,553,655
Beginning balance, value at Dec. 31, 2018		$ 138,554	52,254,286	(45,457,207)	(153,254)	6,782,379
Net income (loss)				(4,591,274)		(4,591,274)
Change in foreign currency translation					55,694	55,694
Issuance of Series A preferred stock in connection with sales made under private offerings, shares	925,000
Issuance of Series A preferred stock in connection with sales made under private offerings, value	$ 925		410,226			411,151
Issuance of common stock in connection with sales of Series A preferred stock, shares		4,625,000
Issuance of common stock in connection with sales of Series A preferred stock, value		$ 4,625	509,224			513,849
Beneficial conversion feature related to preferred stock			231,050			231,050
Deemed dividend on conversion of convertible preferred stock to common stock			(231,050)			(231,050)
Accretion of Series A preferred stock			509,849			509,849
Deemed dividend on accretion of Series A preferred stock			(509,849)			(509,849)
Issuance of common stock in connection with sales made under private offerings, shares		5,450,000
Issuance of common stock in connection with sales made under private offerings, value		$ 5,450	539,550			545,000
Issuance of common stock in exchange for consulting, professional and other services, shares		3,877,516
Issuance of common stock in exchange for consulting, professional and other services, value		$ 3,877	774,534			778,411
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, shares		1,707,690
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, value		$ 1,708	587,732			589,440
Issuance of common stock in connection with the issuance of convertible note(s), shares		160,260
Issuance of common stock in connection with the issuance of convertible note(s), value		$ 160	32,258			32,418
Issuance of common stock in connection with the amendment of terms of promissory note(s), shares		800,000
Issuance of common stock in connection with the amendment of terms of promissory note(s), value		$ 800	219,200			220,000
Conversion of convertible debentures and accrued interest into common stock, shares		12,208,686
Conversion of convertible debentures and accrued interest into common stock, value		$ 12,209	2,775,990			2,788,199
Recognition of beneficial conversion features related to convertible notes			51,730			51,730
Ending balance, shares at Dec. 31, 2019	925,000	167,382,807
Ending balance, value at Dec. 31, 2019	$ 925	$ 167,383	58,154,730	(50,048,481)	(97,560)	8,176,997
Net income (loss)				(879,308)		(879,308)
Change in foreign currency translation					4,669	4,669
Issuance of common stock in exchange for consulting, professional and other services, shares		787,276
Issuance of common stock in exchange for consulting, professional and other services, value		$ 787	147,012			147,799
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, shares		465,113
Recognition of beneficial conversion features related to convertible notes			51,730			51,730
Ending balance, shares at Sep. 30, 2019		152,317,806
Ending balance, value at Sep. 30, 2019		$ 152,318	54,959,981	(49,093,408)	(127,515)	5,892,301
Beginning balance, shares at Dec. 31, 2019	925,000	167,382,807
Beginning balance, value at Dec. 31, 2019	$ 925	$ 167,383	58,154,730	(50,048,481)	(97,560)	8,176,997
Net income (loss)				(4,520,962)		(4,520,962)
Change in foreign currency translation					123,557	123,557
Issuance of common stock in exchange for consulting, professional and other services, shares		6,113,068
Issuance of common stock in exchange for consulting, professional and other services, value		$ 6,113	549,327			555,440
Conversion of convertible debentures and accrued interest into common stock, shares		1,158,585
Conversion of convertible debentures and accrued interest into common stock, value		$ 1,159	54,890			56,049
Recognition of beneficial conversion features related to convertible notes			44,129			44,129
Ending balance, shares at Sep. 30, 2020		186,444,137
Ending balance, value at Sep. 30, 2020		$ 186,445	63,715,899	(54,569,443)	25,997	9,364,208
Net income (loss)				(2,221,020)		(2,221,020)
Change in foreign currency translation					60,721	60,721
Issuance of common stock in exchange for consulting, professional and other services, shares		1,709,501
Issuance of common stock in exchange for consulting, professional and other services, value		$ 1,710	171,525			173,235
Conversion of convertible debentures and accrued interest into common stock, shares		650,000
Conversion of convertible debentures and accrued interest into common stock, value		$ 650	25,399			26,049
Ending balance, shares at Sep. 30, 2020		186,444,137
Ending balance, value at Sep. 30, 2020		$ 186,445	$ 63,715,899	$ (54,569,443)	$ 25,997	$ 9,364,208